Komatsu Ltd. Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Stock Option Activity

The following table summarizes information about stock option activity for the years ended March 31, 2012, 2011 and 2010:

	2012			2011		2010
	Number of shares	Weighted average exercise price		Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
		Yen	U.S. dollars		Yen		Yen
Outstanding at beginning of year	3,235,800	¥2,047	$24.96	3,333,000	¥2,051	2,891,000	¥2,022
Granted	340,100	1	0.01	76,800	1	642,000	1,729
Exercised	(393,000)	1,082	13.20	(174,000)	1238	(200,000)	595

Outstanding at end of year	3,182,900	1,947	23.74	3,235,800	2,047	3,333,000	2,051

Exercisable at end of year	2,766,000	2,240	27.32	3,159,000	2,096	2,691,000	2,128

Options Outstanding and Options Exercisable

The information for options outstanding and options exercisable at March 31, 2012 are as follows.

	Outstanding						Options Exercisable
	Number of shares	Weighted average exercise price		Intrinsic value		Weighted average remaining contractual life	Number of shares	Weighted average exercise price		Intrinsic value		Weighted average remaining contractual life
Exercise Prices		Yen	U.S. dollars	Millions of yen	Thousands of U.S. dollars	years		Yen	U.S. dollars	Millions of yen	Thousands of U.S. dollars	years
¥1 – 650	416,900	¥1	$0.01	¥983	$11,988	7.2	—	¥—	$—	¥—	$—	—
¥651 – 900	70,000	673	8.21	118	1,439	0.3	70,000	673	8.21	118	1,439	0.3
¥901 – 1,350	515,000	1,126	13.73	635	7,744	1.3	515,000	1,126	13.73	635	7,744	1.3
¥1,351 – 2,325	1,169,000	2,043	24.91	370	4,512	3.8	1,169,000	2,043	24.91	370	4,513	3.8
¥2,326 – 3,700	1,012,000	3,144	38.34	0	0	3.9	1,012,000	3,144	38.34	0	0	3.9
¥1 – 3,700	3,182,900	1,947	23.74	2,106	25,683	3.8	2,766,000	2,240	27.32	1,123	13,695	3.3

Risk-Free Rate for Periods Within Contractual term of Share Option Based on Japanese Government Bond Yeild Curve in Effect at Time of Grant

expected to be outstanding. The risk-free rate for periods within the contractual term of the share option is based on the Japanese government bond yield curve in effect at the time of grant.

	2012	2011	2010
Grant-date fair value	¥2,268 ($27.66)	¥1,785	¥643
Expected term	5 years	5 years	7 years
Risk-free rate	0.12% – 1.12%	0.13% – 1.11%	0.17% – 1.35%
Expected volatility	48.00%	54.00%	44.00%
Expected dividend yield	1.83%	0.96%	2.07%

*	Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows:

	1 year	2 years	3 years	4 years	5 years	6 years	7 years	8 years	9 years	10 years
2010	0.17%	0.24%	0.32%	0.48%	0.63%	0.74%	0.88%	1.03%	1.19%	1.35%
2011	0.13%	0.14%	0.18%	0.25%	0.36%	0.47%	0.59%	0.76%	0.94%	1.11%
2012	0.12%	0.16%	0.21%	0.29%	0.38%	0.49%	0.63%	0.78%	0.96%	1.12%